Share-based payments (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 08, 2020 $ / shares	Dec. 31, 2020 USD ($) employee $ / shares shares
Share-based payments
Number of shares held in treasury | shares		3,200,445
Shares fully vested to employees | employee		590,000
Closing share price | $ / shares	$ 1.92	$ 3.05
Share-based compensation | $		$ 1,800